Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

4.    Accumulated Other Comprehensive Loss

The following amounts were included in determining accumulated other comprehensive loss for the years indicated:

In thousands	Foreign currency translation	Pension and other postretirement, benefit adjustments, net of taxes	Change in fair value of derivatives, net of taxes	Accumulated other comprehensive loss

Balance at January 3, 2009	$3,827	$(29,384)	$—	$(25,557)
Fiscal 2009 period change	1,078	(2,668)	—	(1,590)

Balance at January 2, 2010	4,905	(32,052)	—	(27,147)
Fiscal 2010 period change	(227)	(2,222)	—	(2,449)

Balance at January 1, 2011	4,678	(34,274)	—	(29,596)
Fiscal 2011 period change	(1,137)	(29,001)	(3,427)	(33,565)

Balance at December 31, 2011	$3,541	$(63,275)	$(3,427)	$(63,161)